Concentration of Credit Risk	12 Months Ended
Dec. 31, 2024
Unite Acquisition 1 Corp. [Member]
Concentration of Credit Risk [Line Items]
Concentration of Credit Risk

Note 7. Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, which at times, may exceed the Federal Deposit Insurance Coverage of $250,000. The Company holds cash at financial institutions that the Company believes are good credit, quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business.